Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net revenues	$ 11,516,908	$ 32,953,765
Cost of revenues	(4,825,596)	(11,686,504)
Gross profit	6,691,312	21,267,261
Operating expenses:
Selling expenses	(702,930)	(1,862,535)
General and administrative expenses	(11,270,966)	(7,341,878)
Research and development expenses	(24,070,939)	(26,897,236)
Total operating expenses	(36,044,835)	(36,101,649)
Loss from operations	(29,353,523)	(14,834,388)
Other expenses
Investment loss	(17,221)	(37,326)
Interest expenses, net	(1,224,040)	(937,374)
Fair value change of derivative liabilities		107,586
Other income, net	204,973	159,027
Total other expenses	(1,036,288)	(708,087)
Loss before income tax expense	(30,389,811)	(15,542,475)
Income tax expense
Net loss	(30,389,811)	(15,542,475)
Net loss attributable to non-controlling interests	(264,362)	(42,485)
Net loss attributable to XIAO-I CORPORATION shareholders	(30,125,449)	(15,499,990)
Other comprehensive income
Foreign currency translation change, net of nil income taxes	(451,711)	253,567
Total other comprehensive income/(loss)	(451,711)	253,567
Total comprehensive loss	(30,841,522)	(15,288,908)
Total comprehensive income/(loss) attributable to non-controlling interests	(369,058)	27,621
Total comprehensive loss attributable to XIAO-I CORPORATION shareholders	$ (30,472,464)	$ (15,316,529)
Loss per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (0.84)	$ (0.64)
Diluted (in Dollars per share)	$ (0.84)	$ (0.64)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	35,972,462	24,049,072
Diluted (in Shares)	35,972,462	24,049,072
Share based compensation	$ 4,992,881	$ 488,231
Selling expenses
Weighted average number of ordinary shares outstanding
Share based compensation	1,093
General and administrative expenses
Weighted average number of ordinary shares outstanding
Share based compensation	4,991,788	488,231
Cost of sale of software products
Net revenues	348,625	102,705
Cost of revenues	(181,048)	(45,001)
Cost of sale of hardware products
Net revenues	273,863	2,539
Cost of revenues	(635,671)	(1,416)
Cost of technology development service
Net revenues	2,271,952	8,039,536
Cost of revenues	(1,525,099)	(5,429,050)
Cost of M&S service
Net revenues	822,760	670,959
Cost of revenues	(77,444)	(364,398)
Cost of sale of cloud platform products
Net revenues	7,799,708	24,138,026
Cost of revenues	$ (2,406,334)	$ (5,846,639)